Asset retirement obligation (Details Narrative)	12 Months Ended
Dec. 31, 2019 CAD ($)
Asset Retirement Obligation [Abstract]
Estimated future liability	$ 22,000
Inflation rate	2.00%
Risk-free interest rate	2.50%